Property and Equipment, Net	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET

5. PROPERTY AND EQUIPMENT, NET

Property and equipment, net was comprised of the following:

	December 31, 2021	December 31, 2020

Miners for Bitcoin	$33,268,859	$33,173,812
Miners for ETH	5,829,019	-
Less: accumulated depreciation	(6,608,720)	(3,324,655)
Property and equipment, net	$32,489,158	$29,849,157

In anticipation of purchase opportunities for newer, more efficient machines, the Company sold 15,808 miners to three third party customers for a total consideration of $9,441,561 during the year ended December 31, 2021. On the date of the transaction, the original cost and accumulated depreciation of these 15,808 miners was $11,044,804 and $2,213,763, respectively. The Company recognized a gain on sales of $610,520 which was recorded as a reduction against “loss from disposal of property and equipment”. As of the date of this report, the Company has collected the consideration in the form of USDT.

In addition, during the year ended December 31, 2021, the Company disposed of 1,779 miners. On the date of disposal, the original cost and accumulated depreciation of these 1,779 miners was $5,307,790 and $951,024, respectively. The Company incurred a loss of $4,356,767, which was recorded in the account of “loss from disposal of property and equipment”.

In December 2021, the Company purchased 731 miners to mine ETH. As of December 31, 2021, these miners have not been placed in service. The estimated useful life for the ETH miners is 3 years.

For the years ended December 31, 2021 and 2020, depreciation expenses were $13,113,964 and $3,342,655, respectively.